Equity (Deficit)	12 Months Ended
Dec. 31, 2024
Disclosure Of Equity [abstract]
Equity (Deficit)	EQUITY (DEFICIT)
A.    Certificates of Contribution “A”
The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
For the twelve-months period ended December 31, 2024, Petróleos Mexicanos received Ps. 156,509,050 in Certificates of Contribution “A” from the Mexican Government.
For the twelve-months period ended December 31, 2023, Petróleos Mexicanos received Ps. 166,615,123 in Certificates of Contribution “A” from the Mexican Government.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416
Increase in Certificates of Contribution “A” during 2024	156,509,050
Certificates of Contribution “A” as of December 31, 2024	Ps.	1,352,716,466
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2024 totaled Ps. 156,509,050 and were designated for the strengthening of Petroleos Mexicanos’ financial position and for the
“Proyecto Aprovechamiento de Residuales” (Waste Utilization Project) in the Salina Cruz Refinery, as follows:

Date	Strengthening of financial position		Waste utilization project
January 12	Ps.	22,479,358	Ps.	—
February 12	32,391,756		—
March 7	13,997,554		—
March 26	5,857,845		—
March 26	2,510,505		—
April 8	5,632,399		—
May 9	21,321,366		—
May 9	8,980,400		—
May 21	27,634,576		—
June 11	4,194,241		—
August 8	—		5,509,050
December 31	6,000,000		—
Total	Ps.	151,000,000	Ps.	5,509,050
B.    Mexican Government contributions
During 2024 and 2023, there were no Mexican Government contributions apart from Certificates of Contribution “A”.
C.    Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
During 2024 and 2023, there were no changes to the legal reserve.
D.    Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the periods ended December 31, 2024 and 2023 PEMEX recognized net actuarial gains and (losses) in other comprehensive results, net of deferred income tax for Ps. 203,171,826 and Ps. (4,933,773), respectively, which included net of deferred income tax of Ps. 8,207,274 and Ps. 584,918, respectively, related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of an increase in the discount and return on plan assets rates from 9.42% as of December 31, 2023 to 11.28% as of December 31, 2024.
E.    Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.
F.    Uncertainty related to going concern
The consolidated financial statements have been prepared assuming PEMEX will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in normal course of business. However, substantial doubt about PEMEX’s ability to continue as a going concern exists.
Facts and conditions
PEMEX has substantial debt, incurred mainly to finance the capital expenditures needed to carry out its capital investment projects and to fund its operating expenses. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fully fund its operations and capital expenditure programs, which have been partially supported by the Mexican Government's equity contributions. In addition, PEMEX´s working capital has deteriorated in recent years.

In 2022, 2023 and 2024, certain ratings agencies downgraded PEMEX’s credit rating, mainly driven by concerns around our operating performance, liquidity and the Mexican government’s ability and willingness to provide us with additional liquidity, as well the volatility of the crude oil prices and the downgrade of the Mexican Government’s sovereign debt rating, impacting PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiation that PEMEX may carry out during 2025. These conditions have negatively impacted PEMEX´s financial performance and also its liquidity position.
PEMEX recognized net (loss) income of Ps.(780,587,954), Ps.8,151,664 and Ps.99,998,470 in 2024, 2023 and 2022, respectively. In addition, as of December 31, 2024 and 2023, PEMEX had a negative equity of Ps.(1,983,775,736), and Ps.(1,652,978,810), respectively, mainly due to continuous net losses in prior years, and a negative working capital of Ps.767,968,661 and Ps.585,176,915, as of December 31, 2024 and 2023, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the Decreto de Presupuesto de Egresos de la Federación (“Federal Expenditure Budget Decree”). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the Chamber of Deputies. The Federal Budget for 2025 authorized PEMEX to have a financial balance budget of Ps.248,722,000, and conduct financing activities that do not represent a net debt in terms of public debt greater than Ps.245,388,650 and other financing activities that do not represent net public debt. This financial balance does not consider the payment of principal during 2025, which PEMEX expects to cover with equity contributions from the Mexican Government. PEMEX has short-term debt principal maturities (including interest payable) of Ps.425,218,517 as of December 31, 2024.

The combined effect of the above-mentioned events indicates substantial doubt about PEMEX’s ability to continue as a going concern.
Actions-
PEMEX and the Mexican Government are carrying out the following actions, among others, to preserve liquidity and let PEMEX pay its commitments:

The application of the tax credit decree to automotive fuels published in the Official Gazette of the Federation of March 4, 2022, was in effect for 2023, 2024 and remains in effect through 2025. This decree allows PEMEX to substantially recover from the Mexican Government the difference between the international reference price of gasoline and diesel and the price at which they trade in the domestic market, accounting for inflation.

On November 1, 2024 the Energy Reform Decree took effect and transformed the legal regime of Petróleos Mexicanos from an empresa productiva del Estado (productive state-owned company) to an empresa pública del Estado (state-owned public company). The Energy Reform Decree included artículos transitorios (transitional provisions) requiring the Mexican Congress to adjust, amend or otherwise modify any relevant legislation required to give effect to the Energy Reform Decree within 180 calendar days. On March 18, 2025, the Secondary Legislation was published in the Official Gazette of the Federation, following its approval by Congress and enactment by President Claudia Sheinbaum Pardo.

Pursuant to the Energy Reform Decree, Petróleos Mexicanos and its Subsidiary Entities are no longer subject to income tax as of November 1, 2024.

Separately, the 2025 Federal Revenue Law introduces changes to the fiscal regime applicable to Petróleos Mexicanos aimed at simplifying its fiscal framework and reducing the number of taxes and duties to which it is subject. As of January 1, 2025, the Mexican Government has consolidated the Profit-Sharing Duty, the Hydrocarbon Extraction Duty and the Hydrocarbon Exploration Duty payable by Petróleos Mexicanos into the Welfare Oil Duty, which is set at a general rate of 30% on oil and fuel production and 11.63% for non-associated gas.

The Mexican Government's Federal Budget for 2025 includes Ps.136,210,300 for PEMEX to face its short-term liabilities, which will be received during 2025.

Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities. PEMEX's ability to refinance its short-term debt depends on factors beyond its control.

The Revenue Law for 2025 also authorized PEMEX to incur a net additional indebtedness up to Ps.245,388,650 (Ps.143,403,700 and U.S.$5,512,700), which is considered as public debt by the Mexican Government and may be used to partially cover its financial balance in 2025.

PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
Prices of crude oil, natural gas and petroleum products remained volatile in 2024, similar to 2023, due to ongoing market conditions. If international values for the Mexican oil price were higher than the average price of U.S.$57.80 per barrel, which was the reference price used to prepare our financial balance for 2025, this additional revenue would enable PEMEX to achieve its business plan objectives more quickly. During 2024, the average price of crude oil decreased from U.S.$70.60 per barrel in 2023 to U.S.$70.20 per barrel in 2024.

Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance with financial ratios.

As a reference, PEMEX prepared its consolidated financial statements as of December 31, 2024 and 2023 on a going concern basis. There are certain conditions that have generated material uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. Those financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

G.    Non-controlling interest

PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controlling interest.”
As of December 31, 2024, 2023 and 2022 non-controlling interest represented (losses) of Ps. (274,387), Ps. (116,639), and Ps. (288,610), respectively, in PEMEX’s equity (deficit).